Average Annual Total Returns - X-Square Municipal Income ETF	12 Months Ended	31 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond: High Yield (non-Investment Grade) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.46%	0.00%
X-Square Municipal Income ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.60%	5.39%
X-Square Municipal Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.66%	4.35%
X-Square Municipal Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.09%	3.70%